UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07245

Morgan Stanley Balanced Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: January 31, 2009

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Balanced Fund

Portfolio of Investments April 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (64.9%)
	Aerospace & Defense (1.2%)
59,010	Raytheon Co.	$3,774,870
	Air Freight/Couriers (0.5%)
16,860	FedEx Corp.	1,616,368
	Airlines (0.1%)
23,700	UAL Corp.	353,130
	Beverages: Non-Alcoholic (0.7%)
37,320	Coca-Cola Co. (The)	2,197,028
	Cable/Satellite TV (0.9%)
131,254	Comcast Corp. (Class A)	2,697,270
	Casino/Gaming (0.0%)
4,685	Fitzgeralds Gaming Corp.* (a)	0
	Chemicals: Major Diversified (2.6%)
82,250	Bayer AG (ADR) (Germany)	6,999,508
24,580	E.I. du Pont de Nemours & Co.	1,202,208
		8,201,716
	Computer Communications (0.6%)
68,580	Cisco Systems, Inc.*	1,758,391
	Computer Peripherals (0.1%)
28,960	EMC Corp.*	445,984
	Computer Processing Hardware (0.8%)
51,822	Hewlett-Packard Co.	2,401,950
	Department Stores (0.5%)
62,000	Macy's, Inc.	1,567,980
	Discount Stores (2.9%)
157,990	Wal-Mart Stores, Inc.	9,160,260
	Drugstore Chains (0.2%)
175,730	Rite Aid Corp.*	474,471
	Electric Utilities (4.4%)
105,480	American Electric Power Co., Inc.	4,707,572
39,746	Entergy Corp.	4,565,226
43,190	FirstEnergy Corp.	3,266,892
26,500	NRG Energy, Inc.*	1,164,675
		13,704,365
	Electronics/Appliances (0.5%)
35,380	Sony Corp. (ADR) (Japan)	1,620,050
	Finance/Rental/Leasing (0.9%)
14,212	Capital One Financial Corp.	753,236
80,939	Freddie Mac	2,016,190
		2,769,426
	Financial Conglomerates (4.1%)
140,372	Citigroup, Inc.	3,547,200
194,163	JPMorgan Chase & Co.	9,251,867
		12,799,067
	Food: Major Diversified (2.4%)
19,120	ConAgra Foods Inc.	450,467
80,887	Kraft Foods Inc. (Class A)	2,558,456
136,010	Unilever N.V. (NY Registered Shares) (Netherlands)	4,561,775
		7,570,698
	Food: Specialty/Candy (1.1%)
72,140	Cadbury Schweppes PLC (ADR) (United Kingdom)	3,325,654
	Home Improvement Chains (0.4%)
47,700	Home Depot, Inc. (The)*	1,373,760
	Household/Personal Care (1.5%)
31,870	Estee Lauder Companies, Inc. (The) (Class A)	1,453,591
29,730	Kimberly-Clark Corp.	1,902,423

20,100	Procter & Gamble Co. (The)	1,347,705
		4,703,719
	Industrial Conglomerates (3.5%)
131,410	General Electric Co.	4,297,107
37,350	Siemens AG (ADR) (Germany)	4,424,107
48,327	Tyco International Ltd. (Bermuda)	2,261,220
		10,982,434
	Insurance Brokers/Services (1.8%)
209,486	Marsh & McLennan Companies, Inc.	5,779,719
	Integrated Oil (4.2%)
23,700	BP PLC (ADR) (United Kingdom)	1,725,123
17,866	ConocoPhillips	1,539,156
45,740	Exxon Mobil Corp.	4,257,022
70,100	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	5,629,731
		13,151,032
	Investment Banks/Brokers (1.4%)
102,860	Charles Schwab Corp. (The)	2,221,776
42,815	Merrill Lynch & Co., Inc.	2,133,471
		4,355,247
	Life/Health Insurance (0.5%)
94,848	Aegon N.V. (NY Registered Shares) (Netherlands)	1,511,877
	Major Banks (2.5%)
79,019	Bank of America Corp.	2,966,373
46,609	PNC Financial Services Group	3,232,334
28,334	SunTrust Banks, Inc.	1,579,621
		7,778,328
	Major Telecommunications (2.1%)
13,850	Embarq Corp.	575,745
74,610	Sprint Nextel Corp.	596,134
138,208	Verizon Communications, Inc.	5,318,244
		6,490,123
	Managed Health Care (0.1%)
7,530	CIGNA Corp.	321,606
	Media Conglomerates (3.2%)
355,560	Time Warner, Inc.	5,280,066
128,427	Viacom Inc. (Class B)*	4,936,734
		10,216,800
	Medical Specialties (1.4%)
17,330	Applera Corp. – Applied Biosystems Group	553,000
130,840	Boston Scientific Corp.*	1,744,097
42,207	Covidien Ltd.	1,970,645
		4,267,742
	Motor Vehicles (0.4%)
1,300	Harley-Davidson, Inc.	49,725
35,290	Honda Motor Co., Ltd. (ADR) (Japan)	1,120,458
		1,170,183
	Multi-Line Insurance (0.5%)
21,875	Hartford Financial Services Group, Inc. (The)	1,559,031
	Oil & Gas Pipelines (0.5%)
45,470	Williams Companies, Inc. (The)	1,614,185
	Oil & Gas Production (1.9%)
13,570	Devon Energy Corp.	1,538,838
53,460	Occidental Petroleum Corp.	4,448,407
		5,987,245
	Oilfield Services/Equipment (0.4%)
14,020	Schlumberger Ltd. (Netherlands Antilles)	1,409,711

	Other Consumer Services (1.1%)
107,940	eBay Inc.*	3,377,443
	Packaged Software (0.7%)
29,330	Oracle Corp.*	611,531
83,577	Symantec Corp.*	1,439,196
		2,050,727
	Pharmaceuticals: Major (6.3%)
86,840	Abbott Laboratories	4,580,810
147,810	Bristol-Myers Squibb Co.	3,247,386
46,150	Novartis AG (ADR) (Switzerland)	2,322,730
34,320	Roche Holdings Ltd. (ADR) (Switzerland)	2,849,590
259,010	Schering-Plough Corp.	4,768,374
47,630	Wyeth	2,118,106
		19,886,996

	Precious Metals (0.8%)
58,790	Newmont Mining Corp.	2,599,106
	Property – Casualty Insurers (2.3%)
60,695	Chubb Corp. (The)	3,215,014
78,358	Travelers Companies, Inc. (The)	3,949,243
		7,164,257
	Restaurants (0.4%)
84,180	Starbucks Corp.*	1,366,241
	Savings Banks (0.1%)
36,291	Sovereign Bancorp, Inc.	271,094
	Semiconductors (0.6%)
82,726	Intel Corp.	1,841,481
	Specialty Stores (0.4%)
95,539	Office Depot, Inc.*	1,211,435
	Telecommunication Equipment (0.7%)
348,520	Alcatel-Lucent (ADR) (France)	2,324,628
	Tobacco (1.0%)
50,420	Altria Group, Inc.	1,008,400
43,520	Philip Morris International Inc.*	2,220,826
		3,229,226
	Total Common Stocks
	(Cost $197,009,569)	204,434,054
	Investment Trusts/Mutual Funds (1.3%)
151,128	Financial Select Sector Spdr (ETF)
	(Cost $4,225,690)	4,021,516

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (11.1%)
	Aerospace & Defense (0.2%)
$491	Systems 2001 Asset Trust – 144A** (Cayman Islands)	6.664%	09/15/13	490,710
	Agricultural Commodities/Milling (0.1%)
160	Archer Daniels Midland	5.45	03/15/18	161,992
	Airlines (0.1%)
415	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	412,428
	Beverages: Alcoholic (0.2%)
350	FBG Finance Ltd. – 144A** (Australia)	5.125	06/15/15	344,642
440	Miller Brewing Co. – 144A**	4.25	08/15/08	441,094
				785,736
	Biotechnology (0.1%)
235	Amgen Inc	5.85	06/01/17	237,044
190	Biogen Idec Inc	6.875	03/01/18	187,847
				424,891
	Cable/Satellite TV (0.1%)
230	Comcast Cable Communications, Inc.	6.75	01/30/11	238,870
	Chemicals: Agricultural (0.0%)
45	Monsanto Co.	5.125	04/15/18	44,895
	Chemicals: Major Diversified (0.1%)
240	ICI Wilmington Inc.	4.375	12/01/08	240,557
	Computer Processing Hardware (0.1%)
190	Dell Inc. – 144A**	5.65	04/15/18	187,370
75	Hewlett-Packard Co.	5.50	03/01/18	76,679
				264,049
	Department Stores (0.2%)
50	Federated Department Stores, Inc.	6.625	09/01/08	50,149
600	General Electric Capital Corp.	5.625	05/01/18	607,285
80	May Department Stores Co.	5.95	11/01/08	80,053
				737,487
	Discount Stores (0.1%)
260	Wal-Mart Stores, Inc.	4.25	04/15/13	261,343
	Drugstore Chains (0.1%)
50	CVS Caremark Corp.	5.75	06/01/17	50,756
110	CVS Corp.	5.75	08/15/11	113,998
291	CVS Lease Pass Through – 144A**	6.036	12/10/28	268,544
				433,298

	Electric Utilities (1.0%)
320	Arizona Public Service Co.	5.80		06/30/14	307,411
360	Carolina Power & Light Co.	5.125		09/15/13	372,064
95	CenterPoint Energy Resources, Corp.	6.25		02/01/37	88,136
55	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	60,138
125	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	130,493
200	Consumers Energy Co. (Series H)	4.80		02/17/09	200,751
165	Detroit Edison Co. (The)	6.125		10/01/10	172,962
360	E.ON International Finance BV	5.80		04/30/18	363,363
285	Entergy Gulf States, Inc.	3.476	+	12/01/09	279,272
145	Entergy Gulf States, Inc.	3.60		06/01/08	144,759
120	Ohio Edison Co.	6.40		07/15/16	121,618
330	Ohio Power Company (Series K)	6.00		06/01/16	335,549
105	Peco Energy Co.	5.35		03/01/18	105,182
205	Public Service Electric & Gas Co. (Series B)	5.00		01/01/13	206,128
180	Texas Eastern Transmission	7.00		07/15/32	187,614
					3,075,440
	Electrical Products (0.1%)
340	Cooper Industries, Inc.	5.25		11/15/12	346,640

	Electronic Components (0.1%)
245	Philips Electronics	5.75		03/11/18	251,917

	Electronic Equipment/Instruments (0.0%)
135	Xerox Corp.	6.35		05/15/18	135,931

	Electronic Production Equipment (0.1%)
175	KLA-Tencor Corp.	6.90		05/01/18	176,694

	Electronics/Appliances (0.1%)
260	LG Electronics Inc. – 144A** (South Korea)	5.00		06/17/10	257,731

	Finance (0.0%)
100	Pearson Dollar Finance PLC – 144A** (WI)	6.25		05/06/18	101,739

	Finance/Rental/Leasing (0.4%)
280	Capmark Financial Group Inc. – 144A**	5.875		05/10/12	232,835
115	Capmark Financial Group Inc. – 144A**	6.30		05/10/17	83,802
290	CIT Group Inc. (Series MTN)	4.75		08/15/08	284,152
310	Countrywide Home Loans, Inc. (Series L)	3.25		05/21/08	309,210
385	Nationwide Building Society – 144A** (United Kingdom)	4.25		02/01/10	379,046
					1,289,045
	Financial Conglomerates (0.8%)
1,000	Associates Corp. of North America	6.25		11/01/08	1,007,891
55	Bank One Corp. (Series A)	6.00		02/17/09	55,557
55	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	48,853
485	Chase Manhattan Corp.	6.00		02/15/09	489,881
215	Citigroup Inc.	5.875		05/29/37	193,801
285	Citigroup Inc.	6.125		11/21/17	289,805
175	General Electric Capital Corp. (Series A)	4.25		12/01/10	176,841
265	JPMorgan Chase & Co.	4.75		05/01/13	264,703
80	Prudential Financial, Inc.	6.625		12/01/37	79,278
					2,606,610
	Food Retail (0.0%)
90	Kroger Co.	5.00		04/15/13	90,521

	Food: Major Diversified (0.1%)
170	ConAgra Foods, Inc.	7.00		10/01/28	169,710
105	ConAgra Foods, Inc.	8.25		09/15/30	118,227
					287,937
	Foods & Beverages (0.0%)
85	Dr. Pepper Snapple Group – 144A**	6.82		05/01/18	88,334

	Gas Distributors (0.2%)
55	Equitable Resources Inc.	6.50		04/01/18	55,251
260	NiSource Finance Corp.	3.663	+	11/23/09	252,344
170	Questar Market Resources Inc.	6.80		04/01/18	168,383
					475,978
	Home Improvement Chains (0.2%)
460	Home Depot Inc.	2.925	+	12/16/09	439,822
180	Home Depot Inc.	5.40		03/01/16	170,476
					610,298
	Industrial Conglomerates (0.4%)
975	General Electric Co.	5.25		12/06/17	972,117
110	Honeywell International, Inc.	5.30		03/01/18	112,228
180	Textron Financial Corp. (Series MTN)	5.125		02/03/11	184,012
					1,268,357

	Insurance Brokers/Services (0.2%)
700	Farmers Exchange Capital – 144A**	7.05		07/15/28	643,936

	Integrated Oil (0.1%)
90	Marathon Oil Corp.	5.90		03/15/18	91,235
160	Marathon Oil Corp.	6.00		10/01/17	163,272
					254,507
	Investment Banks/Brokers (0.6%)
190	Bear Stearns Co. Inc.	6.40		10/02/17	196,371
205	Bear Stearns Co. Inc.	7.25		02/01/18	224,528
245	Goldman Sachs Group Inc.	6.15		04/01/18	248,287
530	Goldman Sachs Group Inc.	6.75		10/01/37	520,982
105	Lehman Brothers Holdings, Inc.	5.75		01/03/17	98,296
245	Lehman Brothers Holdings, Inc.	6.50		07/19/17	241,086
470	Lehman Brothers Holdings, Inc.	6.875		07/17/37	437,041
					1,966,591
	Major Banks (1.3%)
390	Bank of America Corp.	5.65		05/01/18	387,853
185	Bank of America Corp.	5.75		12/01/17	188,849
130	Bank of New York Mellon	4.50		04/01/13	129,714
470	Credit Suisse Group AG	6.00		02/15/18	477,221
225	HSBC Finance Corp.	6.75		05/15/11	234,549
250	Huntington National Bank (Series T)	4.375		01/15/10	244,932
555	MBNA Corp. (Series F)	3.525	+	05/05/08	555,029
175	Popular North America, Inc. (Series F)	5.65		04/15/09	173,157
585	UniCredit Luxembourg Finance S.A. – 144A**(Luxembourg)	2.97	+	10/24/08	584,407
575	Wachovia Corp.	5.50		05/01/13	577,103
420	Wells Fargo Co.	5.625		12/11/17	433,714
					3,986,528
	Major Telecommunications (0.9%)
95	AT&T Corp.	8.00		11/15/31	114,595
385	AT&T Inc.	6.30		01/15/38	385,676
315	France Telecom S.A. (France)	8.50		03/01/31	407,158
230	SBC Communications, Inc.	6.15		09/15/34	223,956
255	Sprint Capital Corp.	8.75		03/15/32	225,555
210	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	208,918
200	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	196,622
80	Telecom Italia Capital SA (Luxembourg)	4.95		09/30/14	74,632
325	Telefonica Europe BV (Netherlands)	8.25		09/15/30	395,670
230	Verizon Communications	5.50		02/15/18	231,084
400	Verizon New England Inc.	6.50		09/15/11	413,760
					2,877,626
	Managed Health Care (0.0%)
140	UnitedHealth Group Inc.	6.00		02/15/18	138,607

	Media Conglomerates (0.4%)
600	Time Warner, Inc.	3.30	+	11/13/09	579,151
315	Viacom, Inc.	6.875		04/30/36	316,518
240	Vivendi – 144A**	6.625		04/04/18	234,693
					1,130,362
	Medical Specialties (0.1%)
110	Baxter International Inc.	4.625		03/15/15	106,494
180	Covidien International Finance SA	6.00		10/15/17	184,343
					290,837
	Motor Vehicles (0.1%)
175	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	202,725

	Multi-Line Insurance (0.3%)
640	AIG SunAmerica Global Financing VI – 144A**	6.30		05/10/11	662,380
290	American General Finance Corp. (Series H)	4.625		09/01/10	283,711
20	American General Finance Corp. (Series I)	4.625		05/15/09	19,914
					966,005
	Oil & Gas Pipelines (0.1%)
290	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	277,149

	Oil & Gas Production (0.1%)
220	XTO Energy, Inc.	5.50		06/15/18	218,748

	Oil Refining/Marketing (0.1%)
245	Valero Energy Corp.	3.50		04/01/09	242,446

	Oilfield Services/Equipment (0.0%)
120	Weatherford International Inc.	6.00		03/15/18	123,456

	Other Metals/Minerals (0.1%)
405	Brascan Corp. (Canada)	7.125		06/15/12	413,746

	Packaged Software (0.1%)
245	Oracle Corp.	5.75		04/15/18	249,911

	Pharmaceuticals: Major (0.1%)
165	AstraZeneca PLC	5.90		09/15/17	175,019
120	Bristol-Myers Squibb Co.	5.45		05/01/18	121,614
100	Wyeth	5.45		04/01/17	101,296
35	Wyeth	5.50		02/15/16	35,468
					433,397
	Property - Casualty Insurers (0.5%)
660	Mantis Reef Ltd. – 144A** (Cayman Islands)	4.692		11/14/08	656,432
135	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	132,947
630	Xlliac Global Funding – 144A**	4.80		08/10/10	630,409
					1,419,788
	Railroads (0.1%)
210	Burlington Santa Fe Corp.	6.125		03/15/09	212,811
40	Canadian National Railway Co. (WI)	5.55		05/15/18	40,657
					253,468
	Real Estate Development (0.3%)
547	World Financial Properties – 144A**	6.91		09/01/13	561,208
295	World Financial Properties – 144A**	6.95		09/01/13	302,982
					864,190
	Real Estate Investment Trusts (0.1%)
465	iStar Financial Inc.	3.34	+	03/09/10	414,525

	Restaurants (0.1%)
255	Tricon Global Restaurants, Inc.	8.875		04/15/11	280,824

	Savings Banks (0.5%)
60	Household Finance Corp.	4.125		12/15/08	59,863
175	Household Finance Corp.	5.875		02/01/09	176,960
135	Household Finance Corp.	6.375		10/15/11	139,964
255	Household Finance Corp.	6.40		06/17/08	255,681
580	Sovereign Bancorp, Inc.	2.829	+	03/23/10	496,751
290	Washington Mutual Bank	5.50		01/15/13	262,713
225	Washington Mutual Inc.	8.25		04/01/10	213,841
					1,605,773
	Services to the Health Industry (0.0%)
145	Medco Health Solutions, Inc.	7.125		03/15/18	152,424

	Total Corporate Bonds
	(Cost $35,558,664)				34,966,997

	U.S. Government Agencies – Mortgage-Backed Securities (7.3%)
	Federal Home Loan Mortgage Corp. Gold
118		6.50	01/01/31	122,971
266		7.50	06/01/11 - 06/01/32	285,398
	Federal Home Loan Mortgage Corp. (ARM)
6		5.603	04/01/37	5,636
13		5.698	01/01/37	12,849
	Federal National Mortgage Assoc.
547		6.50	07/01/32 - 08/01/32	569,134
1,967		7.00	07/01/18 - 11/01/34	2,093,695
450		7.00	#	473,203
1,468		7.50	08/01/23 - 09/01/35	1,583,501
469		8.00	5/1/2024 - 02/01/32	508,323
7		9.50	12/01/20	7,656
	Federal National Mortgage Assoc. (ARM)
6		5.972	04/01/37	6,470
2,098		6.284	01/01/36	2,148,677
2,145		6.291	01/01/36	2,197,804
976		6.303	03/01/36	999,928
1,040		6.324	12/01/35	1,070,269
1,043		6.33	10/01/35	1,073,236
880		6.332	11/01/35	905,829
849		6.372	03/01/36	871,222
10		6.713	07/01/33	9,987
965		6.735	05/01/36	994,063
935		6.755	05/01/36	955,270
2,115		6.758	04/01/36	2,161,660
776		6.783	05/01/36	798,337
1,666		6.797	07/01/36	1,705,094
1,265		6.806	04/01/36	1,293,840

	Federal National Mortgage Assoc. (Dwarf)
54		7.00	07/01/11 - 06/01/12	56,709

	Government National Mortgage Assoc.
102		7.50	08/15/25 - 06/15/27	109,547
86		8.00	04/15/26 - 08/15/26	94,685
	Total U.S. Government Agencies – Mortgage-Backed Securities
	(Cost $23,059,636)			23,114,993

	Collateralized Mortgage Obligations (4.4%)
	U.S. Government Agencies (1.1%)
566	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	3.045	+	09/25/45	555,930
	Federal National Mortgage Assoc.
2,142	2005-68 XI (IO)	6.00		08/25/35	592,205
1,004	2006-118 A2	2.955	+	12/25/36	967,292
822	2006-28 1A1	3.005	+	03/25/36	799,292
9,603	2006-28 1P (IO)	1.519	+	03/25/36	288,079
8,754	2006-59 IP (IO)	2.273	+	07/25/36	314,641
	Total U.S. Government Agencies
	(Cost $3,107,398)				3,517,439
	Private Issues (3.3%)
549	Adjustable Rate Mortgage Trust – 2005-6A 2A1	3.205	+	11/25/35	448,464
688	Alliance Bancorp Trust 2007-0A1 A1	3.135	+	07/25/37	542,894
	American Home Mortgage Assets
636	2006-2 2A2	3.125	+	09/25/46	391,862
549	2006-5 A2	5.046	+	11/25/46	310,338
565	2007-5 A2	3.135	+	06/25/47	372,875
377	2007-5 A3	3.195	+	06/25/47	173,812
	American Home Mortgage Investment Trust
284	2006-1 1A2	3.085	+	03/25/46	178,024
300	2006-1 1M1	3.275	+	03/25/46	76,016
828	2007-1 GA1C	3.085	+	05/25/47	648,028
	Bear Stearns Mortgage Funding Trust
581	2006-AR4 A1	3.105	+	12/25/36	453,815
590	2006-AR5 1A1	3.055	+	12/25/36	458,720
685	2006-AR5 1A2	3.105	+	12/25/36	430,750
596	2007-AR1 1A2	3.105	+	01/25/37	365,143
	Countrywide Alternative Loan Trust
2,395	2004-25 2X (IO)	1.406	+	02/25/35	66,618
545	2005-56 2A3	5.576	+	11/25/35	441,148
872	2007-0A8 2A2	3.125	+	06/25/47	540,931
595	2007-0A10 2A1	3.145	+	09/25/47	466,335
358	2006-0A17 1A3	3.10	+	12/20/46	167,650
3,401	2006-0A17 1XP (IO)	1.276	+	12/20/46	167,283
4,642	2006-0A21 X (IO)	1.53	+	03/20/47	238,040
1,213	GS Mortgage Securities Corp. 2006-0A1R A (IO)	1.71	+	08/25/35	25,018
	Harborview Mortgage Loan Trust
148	2005-16 B2	3.50	+	01/19/36	58,607
805	2006-14 2A1A	2.98	+	03/19/38	630,265
200	2006-SB1 M1	3.18	+	12/19/36	46,000
325	Mastr Adjustable Rate Mortgages Trust 2007-3 1M1	3.745	+	05/25/47	37,375
	Residential Accredit Loans, Inc.
655	2007-Q03 A3	3.155	+	03/25/47	306,187
512	2007-Q04 A2	3.155	+	05/25/47	327,239
303	2007-Q04 A3	3.195	+	05/25/47	141,913
487	Structured Adjustable Mortgage Rate Loan 2005-16XS A1	3.235	+	08/25/35	395,714
	Structured Asset Mortgage Investments Inc.
653	2006-AR6 2A2	3.125	+	07/25/36	406,541
225	2006-AR7 B1	3.265	+	08/25/36	56,722
	Washington Mutual Mortgage Pass-Through Cetificates
409	2005-AR13 A1A2	5.526	+	10/25/45	332,072
150	2006-AR5 A1B3	3.245	+	06/25/46	67,342
924	2007-OA6 CA1B	3.125	+	07/25/47	577,945
	Total Private Issues
	(Cost $15,208,870)				10,347,686

	Total Collateralized Mortgage Obligations
	(Cost $18,316,268)				13,865,125
	Asset-Backed Securities (2.8%)
45	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	44,920
11	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	10,511
975	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	983,500
224	Capital Auto Receivables Asset Trust 2006-SN1A A3	5.31		10/20/09	224,203
875	Capital Auto Receivables Assets Trust 2007-SN1 A3B	2.78	+	07/15/10	865,755
234	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	235,630
825	Citibank Credit Card Issuance Trust 2007-A1 A1	2.589	+	03/22/12	810,786
296	CNH Equipment Trust 2005-B A3	4.27		01/15/10	296,883
52	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	52,338
302	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	304,191
390	GE Equipment Small Ticket LLC 2005-2A A3 – 144A**	4.88		10/22/09	389,581
210	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	211,812
909	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	907,677
635	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	636,718
138	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	138,911
650	Hertz Vehicle Financing LLC 2005-2A A2 – 144A**	4.93		02/25/10	640,670
75	Honda Auto Receivables Owner Trust 2005-3 A3	3.87		04/20/09	74,934

334	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	335,447
141	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	140,730
150	Lehman XS Trust 2006-16N M2	3.295	+	11/25/46	37,222
290	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	295,920
52	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	51,912
245	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	244,864
166	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	166,388
250	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	251,434
164	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	164,810
60	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	60,469
220	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	220,549
	Total Asset-Backed Securities
	(Cost $8,887,203)				8,798,765
	U.S. Government Agencies & Obligations (2.8%)
550	Federal National Mortgage Assoc.	5.125		11/17/17	581,867
	U.S. Treasury Bond
150		4.50		02/15/36	150,304
7,150		5.375		02/15/31	8,046,546

	Total U.S. Government Agencies & Obligations
	(Cost $8,571,482)				8,778,717

NUMBER OF SHARES
	Convertible Preferred Stocks (1.7%)
	Financial Conglomerates (0.4%)
24,700	Citigroup Inc. (Series T)				1,288,105
	Investment Banks/Brokers (0.5%)
1,300	Lehman Brothers Holdings, Inc.				1,591,200
	Major Banks (0.8%)
1,500	Bank of America Corp. (Series L)				1,579,500
715	Wachovia Corp. (Series L)				835,871
					2,415,371
	Total Convertible Preferred Stocks
	(Cost $5,309,915)				5,294,676
PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE
	Short-term Investments (5.0%)
	U.S. Government Obligation (b) (0.2%)
$650	U.S. Treasury Bills***
	(Cost $645,508)	1.60		10/09/08	645,349
NUMBER OF SHARES (000)
	Investment Company (c) (4.8%)
15,161	Morgan Stanley Institutional Liquidity Money Market Portfolio –
	Institutional Class
	(Cost $15,160,722)				15,160,722
	Total Short-term Investments
	(Cost $15,806,231)				15,806,071
	Total Investments
	(Cost $316,744,658) (d) (e)			101.4%	319,080,914
	Liabilities in Excess of Other Assets			(1.4)	(4,256,952)
	Net Assets			100.0%	$ 314,823,962
______________
ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
ETF	Exchange Traded Fund.
IO	Interest Only Security.
MTN	Medium-Term Note.
WI	When-issue securities.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open future contracts in the amount of $67,019.
#

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

+	Floating rate security. Rate shown is the rate in effect at April 30, 2008.
(a)

Securities with a total market value equal to $0 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c)

The fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.

(d)	Securities have been designated as collateral in amount equal to $46,407,021 in connection with open futures contracts and open swap contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at April 30, 2008 Using
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$319,080,914	$224,089,493	$94,991,421	—
Other Financial Instruments*	2,578,251	135,751	2,442,500	—
Total	$321,659,165	$224,225,244	$97,433,921	—
*	Other financial instruments include futures, forwards and swap contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occassionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at April 30, 2008

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
156	Long	U.S. Treasury Note 5 Year, June 2008	$17,469,563	$(106,603)
13	Long	90 Day Euro$ June 2009	3,146,975	40,204
11	Long	90 Day Euro$ March 2009	2,667,363	52,155
12	Long	U.S. Treasury Note 2 Year, June 2008	2,552,250	(13,855)
10	Long	90 Day Euro$ September 2008	2,432,750	53,664
10	Long	90 Day Euro$ December 2008	2,427,500	48,914
9	Long	90 Day Euro$ June 2008	2,189,813	49,085
1	Short	90 Day Euro$ June 2010	(240,388)	(2,440)
3	Short	90 Day Euro$ March 2010	(722,363)	(7,996)
7	Short	U.S.Treasury Bonds 20 Year, June 2008	(818,234)	5,680
6	Short	90 Day Euro$ December 2009	(1,446,750)	(17,839)
7	Short	90 Day Euro$ September 2009	(1,691,463)	(22,551)
23	Short	Swap Future 10 Year June 2008	(2,594,688)	(7,418)
102	Short	U.S.Treasury Notes 10 Year, June 2008	(11,812,875)	64,752
		Net Unrealized Appreciation		$135,751

Interest Rate Swap Contracts Open at April 30, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000’S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND		TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG	EUR	1,730	Fixed Rate 5.32%	Floating Rate 0.00 @	%	May 1, 2028	$8,347
Bank of America, N.A.		$3,260	Fixed Rate 5.592	Floating Rate 0.00 #		February 19, 2018	61,516
Bank of America, N.A.		1,910	Fixed Rate 5.07	Floating Rate 0.00 #		April 14, 2018	(2,006)
Bank of America, N.A.		1,735	Fixed Rate 4.982	Floating Rate 0.00 #		April 15, 2018	(7,322)
Bank of America, N.A.		6,580	Fixed Rate 5.37	Floating Rate 3.08 #		February 12, 2018	71,393
Bank of America, N.A.		8,450	Floating Rate 3.08	Fixed Rate 5.185 #		February 12, 2023	(88,387)
Bank of America, N.A.		2,445	Floating Rate 0.00	Fixed Rate 5.47 #		April 14, 2023	(1,614)
Bank of America, N.A.		4,210	Floating Rate 0.00	Fixed Rate 6.03 #		February 19, 2023	(69,423)
Bank of America, N.A.		2,070	Floating Rate 0.00	Fixed Rate 5.38 #		April 15, 2023	3,830
Citibank Capital Market		3,500	Fixed Rate 5.448	Floating Rate 5.36 #		August 9, 2017	304,255
Citibank N.A. New York		2,900	Fixed Rate 5.337	Floating Rate 5.498 #		May 24, 2017	227,476
Citibank N.A. New York		7,000	Fixed Rate 5.238	Floating Rate 5.20 #		September 27, 2017	497,490
Citigroup, Inc.		900	Fixed Rate 4.647	Floating Rate 3.089 #		February 27, 2018	20,250
Deutsche Bank AG, New York		3,600	Fixed Rate 5.388	Floating Rate 5.03 #		May 25, 2017	296,352
Deutsche Bank AG, New York		2,590	Floating Rate 0.00	Fixed Rate 5.42 #		May 1, 2028	(3,263)
Goldman Sachs Group, Inc.		3,320	Fixed Rate 5.565	Floating Rate 0.00 #		February 27, 2018	58,864
Goldman Sachs Group, Inc.		6,665	Fixed Rate 5.63	Floating Rate 0.00 #		February 28, 2018	133,900
Goldman Sachs Group, Inc.		4,265	Floating Rate 0.00	Fixed Rate 5.96 #		February 27, 2023	(61,843)
Goldman Sachs Group, Inc.		8,555	Floating Rate 0.00	Fixed Rate 6.035 #		February 28, 2023	(142,013)
JPMorgan Chase N.A. New York		6,850	Fixed Rate 5.34	Floating Rate 5.03 #		May 24, 2017	538,616
JPMorgan Chase N.A. New York		4,300	Fixed Rate 5.448	Floating Rate 5.061 #		May 29, 2017	373,197
JPMorgan Chase N.A. New York		3,900	Fixed Rate 5.088	Floating Rate 5.725 #		September 11, 2017	230,061
JPMorgan Chase N.A. New York		6,900	Floating Rate 2.872	Fixed Rate 4.408 #		May 1, 2018	—
Merrill Lynch & Co., Inc.		2,315	Fixed Rate 5.00	Floating Rate 0.00 #		April 15, 2018	(8,311)
Merrill Lynch & Co., Inc.		2,915	Floating Rate 0.00	Fixed Rate 5.395 #		April 15, 2023	4,168
		Net Unrealized Appreciation					$2,445,534
______________

EUR - Euro.

#

Floating rate represents USD-3 months LIBOR

@

Floating Rate represents EUR-3 Months EURIBOR.

Credit Default Swap Contracts Open at April 30, 2008

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International
DJ CDX, N.A.	Sell	$235	0.60	December 20, 2012	$2,983
Goldman Sachs International
DJ CDX, N.A.	Sell	400	0.80	December 20, 2017	7,079
J.P. Morgan Chase
DJ CDX, N.A.	Sell	760	0.60	December 20, 2012	14,171
Lehman Brothers, Inc.
DJ CDX, N.A.	Sell	465	0.60	December 20, 2012	1,564
Lehman Brothers, Inc.
DJ CDX, N.A.	Sell	230	0.60	December 20, 2012	1,413
Credit Suisse
Arrow Electronics	Buy	280	1.00	March 20, 2015	(4,038)
Goldman Sachs International
Avalonbay Communities	Buy	190	3.05	March 20, 2013	(13,642)

Bank of America, N.A.
Carnival Corp.	Buy	115	1.57	March 20, 2018	(6,571)
Merril Lynch, Inc.
Carnival Corp.	Buy	95	1.57	March 20, 2018	(5,428)
Merril Lynch, Inc.
Carnival Corp.	Buy	125	1.50	March 20, 2018	(4,062)
Merril Lynch, Inc.
Carnival Corp.	Buy	100	1.60	March 20, 2018	(3,693)
Bank of America, N.A.
Chubb Corp.	Buy	650	0.10	March 20, 2012	4,518
Goldman Sachs International
Coca-Cola Enterprises, Inc.	Buy	390	0.587	March 20, 2013	(4,349)
Goldman Sachs International
Dell Inc.	Buy	330	0.22	March 20, 2012	2,699
Citigroup, Inc.
Eaton Corp.	Buy	180	0.62	March 20, 2013	(568)
Citigroup, Inc.
Eaton Corp.	Buy	150	0.72	March 20, 2013	(1,143)
Citigroup, Inc.
Eaton Corp.	Buy	110	0.82	March 20, 2018	(1,193)
Goldman Sachs International
Eaton Corp.	Buy	120	0.97	March 20, 2018	(2,722)
J.P. Morgan Chase
Eaton Corp.	Buy	65	0.60	March 20, 2013	(147)
Merril Lynch, Inc.
Eaton Corp.	Buy	145	0.92	March 20, 2018	(2,717)
Goldman Sachs International
Eli Lilly	Buy	80	0.33	March 20, 2013	(361)
UBS Securities
Eli Lilly	Buy	315	0.30	March 20, 2013	(997)
Goldman Sachs International
Goodrich (B.F.) Co.	Buy	130	0.70	March 20, 2013	(2,711)
Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	90	0.82	March 20, 2018	(3,499)
Goldman Sachs International
Goodrich (B.F.) Co.	Buy	150	0.47	March 20, 2018	(1,345)
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	150	0.45	March 20, 2018	(1,587)
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	105	0.46	March 20, 2018	(1,026)
Goldman Sachs International
Hartford Life Inc.	Buy	650	0.12	December 20, 2011	9,299
UBS Securities
Martin Marietta Materials	Buy	90	1.78	March 20, 2013	(1,376)
UBS Securities
Martin Marietta Materials	Buy	90	1.73	March 20, 2018	(803)
Goldman Sachs International
Motorola, Inc.	Buy	220	0.15	December 20, 2011	12,939
Goldman Sachs International
Motorola, Inc.	Buy	450	0.157	December 20, 2011	26,362
Bank of America, N.A.
Nordstrom, Inc.	Buy	140	1.03	March 20, 2018	(804)
J.P. Morgan Chase
Nordstrom, Inc.	Buy	135	1.07	March 20, 2018	(1,192)
J.P. Morgan Chase
Nordstrom, Inc.	Buy	135	1.15	March 20, 2018	(2,026)
J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	100	0.58	March 20, 2013	(819)
J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	140	0.63	March 20, 2013	(1,460)
Goldman Sachs International
Prologis	Buy	115	3.33	March 20, 2013	(7,847)
Bank of America, N.A.
Sealed Air Corp.	Buy	75	1.08	March 20, 2018	(183)
Bank of America, N.A.
Sealed Air Corp.	Buy	155	1.12	March 20, 2018	(854)
Goldman Sachs International
Sealed Air Corp.	Buy	105	1.08	March 20, 2018	(256)
Goldman Sachs International
Sealed Air Corp.	Buy	50	1.24	March 20, 2018	(735)
Bank of America, N.A.
Textron Financial Corp.	Buy	125	0.80	March 20, 2018	(71)
Goldman Sachs International
Textron Financial Corp.	Buy	200	1.05	March 20, 2013	(1,805)
UBS Securities
Textron Financial Corp.	Buy	130	1.00	March 20, 2013	(853)
UBS Securities
Textron Financial Corp.	Buy	85	1.01	March 20, 2013	(558)
UBS Securities
Textron Financial Corp.	Buy	215	1.06	March 20, 2013	(4,859)
Citibank, NA, New York
Tyco Electronics Ltd.	Buy	260	0.43	March 20, 2012	3,631
Citibank, NA, New York
Tyco Electronics Ltd.	Buy	133	0.43	March 20, 2012	1,862
Goldman Sachs International
Union Pacific Corp.	Buy	325	0.20	December 20, 2011	1,298
Bank of America, N.A.
Yum Brands, Inc.	Buy	255	1.18	March 20, 2013	(4,555)
	Net Unrealized Depreciation				$(3,034)

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Fund
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer June 19, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer June 19, 2008

3

Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Balanced Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 19, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Balanced Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 19, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

5